Schedule II Condensed Financial Information of The Hartford Financial Services Group, Inc. (Cash Flow Disclosures) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Activities
Net income (loss)	$ (46)	$ 13	[1]	$ (101)	$ 96	$ 118	$ 60	$ 33	$ 501	$ (38)	$ 712	$ 1,636
Loss on extinguishment of debt										910	0	0
Net cash provided by operating activities										2,681	2,274	3,309
Investing Activities
Net cash used for investing activities										(2,557)	(1,182)	(434)
Financing Activities
Proceeds from the issuance of long-term debt										2,123		1,090
Repurchase of warrants										(300)
Net proceeds from issuance of mandatory convertible preferred stock										0	0	556
Net proceeds from issuance of common shares under public offering										0	0	1,600
Treasury stock acquired										(154)	(46)
Proceeds from net issuance of shares under incentive and stock compensation plans and excess tax benefit										14	10	25
Dividends paid on preferred stock										(42)	(42)	(85)
Dividends paid on common stock										(175)	(153)	(85)
Net cash used for financing activities										(228)	(609)	(2,955)
Net change in cash										(160)	519	(80)
Cash - beginning of period					2,581				2,062	2,581	2,062	2,142
Cash - end of period	2,421					2,581				2,421	2,581	2,062
Supplemental Disclosure of Cash Flow Information
Interest paid										461	501	485
Parent Company [Member]
Operating Activities
Net income (loss)										(38)	712	1,636
Loss on extinguishment of debt										910	0	0
Undistributed earnings (losses) of subsidiaries										(847)	(1,011)	(960)
Change in operating assets and liabilities										770	625	(21)
Net cash provided by operating activities										795	326	655
Investing Activities
Net sales (purchases) of short-term investments										213	432	233
Capital contributions to subsidiaries										(334)	(126)	(311)
Net cash used for investing activities										(121)	306	(78)
Financing Activities
Proceeds from the issuance of long-term debt										2,123	0	1,090
Repurchase of warrants										(300)	0	0
Repayments of long-term debt										(2,133)	(400)	(275)
Net proceeds from issuance of mandatory convertible preferred stock										0	0	556
Net proceeds from issuance of common shares under public offering										0	0	1,600
Redemption of preferred stock issued to the U.S. Treasury										0	0	(3,400)
Treasury stock acquired										(154)	(46)	0
Proceeds from net issuance of shares under incentive and stock compensation plans and excess tax benefit										7	9	22
Dividends paid on preferred stock										(42)	(42)	(85)
Dividends paid on common stock										(175)	(153)	(85)
Net cash used for financing activities										(674)	(632)	(577)
Net change in cash										0	0	0
Cash - beginning of period					0				0	0	0	0
Cash - end of period	0					0				0	0	0
Supplemental Disclosure of Cash Flow Information
Interest paid										443	483	465
Dividends Received from Subsidiaries										$ 1,026	$ 976	$ 1,006

[1]	1] In periods of a net loss available to common shareholders, the Company uses basic weighted average common shares outstanding in the calculation of diluted loss per common share, since the inclusion of shares for warrants, stock compensation plans and the assumed conversion of the preferred shares to common would have been antidilutive to the earnings (loss) per common share calculation. In the absence of the net loss available to common shareholders, weighted average common shares outstanding and dilutive potential common shares would have totaled 485.8 million and 488.9 million for the three months ended June 30, 2012 and December 31, 2012, respectively. In addition, assuming the impact of mandatory convertible preferred shares was not antidilutive, weighted average common shares outstanding and dilutive potential common shares would have totaled 489.9 million, 482.7 million, 489.6 million, 494.1 million and 503.1 million for the three months ended March 31, 2012, September 30, 2012 December 31, 2011, September 30, 2011 and June 30, 2011, respectively.[2] As previously reported, the Company filed Amendment No. 1 on Form 10-Q/A to amend and restate its Quarterly Report on Form 10-Q for the three and nine months ended September 30, 2012 as originally filed with the Securities and Exchange Commission on November 1, 2012 (the "Restatement"). In the Restatement, which was filed prior to the announcement of the sale of HLIL, the Company recognized an estimated pre-tax reinsurance loss on disposition of $533 comprised of impairment to goodwill to the Individual Life business of $342 and a loss accrual for premium deficiency of $191 in the third quarter of 2012. This table reflects the impact of the Restatement and the reclassification of the Company's U.K. variable annuity business as discontinued operations as a result of the announcement of the sale of HLIL on June 27, 2013.